Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue		$ 1,822,540,697	$ 1,783,282,337	$ 1,698,360,794
Alcoholic business [Member]
Statement [Line Items]
Revenue		1,206,288,857	1,206,506,503	1,158,451,078
Non-alcoholic business [Member]
Statement [Line Items]
Revenue		583,258,201	549,746,127	519,946,103
Other business [Member]
Statement [Line Items]
Revenue	[1]	$ 32,993,639	$ 27,029,707	$ 19,963,613

[1]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.